Goodwill And Identifiable Intangible Assets (Estimated Amortization of Intangible Assets) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Future Amortization Expense
2016	$ 66
2017	55
2018	35
2019	22
2020	$ 11